SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
f.	The following is a summary of the Company’s stock option activity under the 2005 Plans during the year ended December 31, 2012,, as well as related information:

	Year ended December 31, 2012
	Number of options	Weighted average remaining contractual term (years)	Aggregate intrinsic value	Weighted average exercise price
Outstanding - beginning of the year	200			$10.30
Expired	(200)			$10.30
Outstanding - end of the year	—	—	—	$—
Vested and exercisable	—	—	—	$—

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
g.	A summary of the status of the Company’s restricted share units as of December 31, 2012, and changes during the year ended December 31, 2012, is presented below:

Restricted shares units	Shares	Weighted average grant- date fair value
Restricted at January 1, 2012	49,305	$0.72
Granted	—	$—
Vested	(22,986)	$0.72
Forfeited	(3,333)	$0.70
Restricted at December 31, 2012	22,986	$0.72

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

The Company’s outstanding warrants that had been issued to investors and consultants were as follows as of December 31, 2012:

Issuance date	Warrants to Purchase Ordinary Shares	Exercise price per share	Warrants exercisable	Exercisable through
April 1998	578	$1.25	578	No expiration date
July 2012 (1)	60,000	0.80	60,000	July 12, 2015

(1)

In connection with a July 2012 agreement with the convertible debt holder LibertyView Special Opportunities Fund, L.P, (see Note 10) the Company granted LibertyView warrants to purchase 60,000 Ordinary Shares of the Company at an exercise price of $0.80 per share, which may be exercised in whole or in part no later than July 12, 2015.